UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340
Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New Jersey (98.7%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,399
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,157
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,324
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,490
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	8,551
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	520
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,858
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	325
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/26	2,100	2,540
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,935
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,789
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	4,153
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,429
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,949
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,932
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,170
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,751
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	15,150
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	7,175
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,215
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,762

Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,473
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,458
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,751
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,540
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,451
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,200
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	371
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	611
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,995
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,571
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,962
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	3,037
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,734
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,487
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,600
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	10,182
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	17,976
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,968
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,124
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.570%	9/8/16 LOC	700	700
Flemington Raritan NJ School District GO	5.000%	6/15/26	1,000	1,242
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	24,202
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,722
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,348
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	2,129
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,719
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,430
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,161

Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,758
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.150%	9/1/16	1,900	1,900
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	730	758
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	931
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,706
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/46	5,000	6,058
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	8,657
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,282
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,398
Jersey City NJ GO	5.000%	3/1/22	1,750	2,050
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,990
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/18 (Prere.)	1,000	1,100
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/18 (Prere.)	3,900	4,299
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	5
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,612
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	728
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	547
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	668
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	701
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,450
New Jersey Building Authority Revenue	4.000%	6/15/30	1,000	1,050
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	3,045	3,086
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,338
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,656
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,294
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,855
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,363
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,698
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,411
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	11,735	12,404
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,010

New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,733
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	5,258
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	935	944
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	11,500	13,265
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,711
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,947
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	10,000	11,551
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,926
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	11,551
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,187
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,087
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,845
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,737
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,525
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,214
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,544
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	7,000	7,765
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,850	6,369
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,260
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	6,000	7,364
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,110
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	17,859
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	1,800	1,880
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	2,920	3,084
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	120	126
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18 (ETM)	1,835	1,992
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	714
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	3,000	3,288

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	2,220	2,406
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	3,070	3,389
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,705
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,997
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,572
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	2,190	2,479
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	896
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,323
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,994
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,573
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,439
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,270
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,251
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,587
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	345
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	3,650	4,171
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/24	2,990	3,471
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	423
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,808
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,835
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,820
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,894
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	2,069
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,638
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,360
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,637
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	24,666

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,765
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	8,385
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	9,080
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,644
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	7,072
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,906
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,528
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,666
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,433
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,064
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,736
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	3,020
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	13,331
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,485
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,515	12,816
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.680%	9/8/16 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	5,090
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,190
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,278
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	6,311
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,909
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,463
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,506
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,311

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	9,339
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,907
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,276
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	12,000	13,522
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.510%	9/1/16	800	800
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	6,656
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,902
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,231
2 New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,249
2 New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	930
2 New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,124
2 New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,399
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,459
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,904
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,026
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,029
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,888
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,025	3,137
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	2,585	2,681
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,000	3,111
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,089
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,312
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,020
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	3,158

New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	3,140
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	3,128
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	2,500	3,121
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	6,012
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,859
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,422
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,532
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,381
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	9,458
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,698
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,171
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,128
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,908
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,933
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	6,159
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,809
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,341
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	7,898
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,341
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,482
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,666
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,746
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,828
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,369
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,525
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,733
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/18 (Prere.)	8,395	9,123
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.500%	7/1/18 (Prere.)	1,265	1,378

New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,000	2,509
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	697
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,403
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,177
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	514
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	1,013
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,345	1,583
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,400
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,742
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.560%	9/8/16 LOC	14,265	14,265
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,662
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,832
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	2,050	2,467
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,786
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,533
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,955
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,550
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	471
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	76
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,565
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,234
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,635
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	203
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	3,690	4,158
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	405	456
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	152
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/26	2,590	3,340
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,188
New Jersey GO	5.000%	6/1/23	4,000	4,804
New Jersey GO	5.000%	6/1/27	8,385	10,297

New Jersey GO	5.000%	6/1/28	2,180	2,659
New Jersey GO	5.000%	6/1/31	940	1,133
New Jersey GO	5.000%	6/1/32	2,760	3,316
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	12,584
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,654
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	2,195	2,360
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.500%	7/1/31	95	113
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,815
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	10,000	10,369
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,780	2,883
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,675	2,774
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,650	26,479
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,365
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	12,795	13,443
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,903
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,876
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,209
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,598
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/18 (Prere.)	2,235	2,459
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	7,765	8,370
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,798
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	831

New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	948
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,871
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,666
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,719
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,000	6,227
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	6,172
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	1,500	1,827
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	4,026
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,403
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,326
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,583
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,968
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,971
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,377
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,626
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,277
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,567
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,353
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	560	599
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,115	4,402

New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,070	2,426
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,338
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,673
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,269
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,489
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	3,249
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	4,110
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,686
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	6,045
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,500	6,143
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,192
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,554
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,422
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	8,299
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	4,097
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,679
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,621
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,191
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,313

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,020
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,330	2,757
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	5,260	6,166
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	6.625%	7/1/18 (Prere.)	4,440	4,919
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/28	1,500	1,821
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,335	1,611
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,100	1,323
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/31	1,200	1,439
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/34	1,250	1,346
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/35	1,000	1,184
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/36	1,000	1,182
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	3,500	4,135
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	10,350	10,909
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	6,312
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	2,170	2,246
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	920	952
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/22 (4)	1,000	1,188
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/23 (4)	2,000	2,411
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,452
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,363

New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,994
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,571
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	9,337
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	9,211
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,822
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,591
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,865
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,386
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,603
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.570%	9/8/16 LOC	3,500	3,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,176
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	3,235	3,449
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	965	1,015
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	970	1,018
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	8,014
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.760%	9/8/16	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,030
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,089
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,725	2,877
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	295	305
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.620%	9/8/16	2,435	2,435
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.620%	9/8/16	2,300	2,300
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,786
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	8,223
New Jersey Institute of Technology Revenue	5.000%	7/1/42	6,925	8,172
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,676
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,226
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	256
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	395

New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (ETM)	3,000	3,611
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,476
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	2,500	2,852
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	5,083
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	11,245	12,755
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,704
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	11,055
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	9,500	10,486
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	3,111
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	7,239
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,788
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	6,166
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,894
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,957
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,991
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,952
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,649
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	5,205	5,907
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,922
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	4,730	5,598
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	3,038
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,063
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,799
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	4,915	3,351
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,437
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,808
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,730	8,503
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	2,449

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	501
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	3,131
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	16,970	10,843
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	13,810	8,140
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,424
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,014
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,819
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,500	6,183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	16,275	18,494
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	5,000	5,792
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	34,280	19,511
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,470
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,839
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	446
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,314
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,675	2,844
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	475
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	5,849
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,474
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,697
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,931
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	16,535	17,961
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	8,500	8,632
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	2,000	2,610
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,931
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,624
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	10,046
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,616
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,614
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,157
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,818
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,812
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	20,343

New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	10,900
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	10,054
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,318
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	10,000	11,944
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	100
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	885	928
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,908
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,681
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,630
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,260
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	5,120
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	4,932
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,801
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,903
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,993
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	4,026
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,507
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,756
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,569
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/35	3,000	3,420
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,453
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,815
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	13,250	15,090
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,990
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	18,627
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,824
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	6,512
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.580%	9/8/16	2,400	2,400
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,758

Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,530
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,867
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,834
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	6,004
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	9,657
Rutgers State University New Jersey Revenue	5.000%	5/1/31	2,345	2,942
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	8,333
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,547
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	16,865
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	16,063
Rutgers State University New Jersey Revenue
VRDO	0.390%	9/1/16	9,710	9,710
Rutgers State University New Jersey Revenue
VRDO	0.500%	9/1/16	7,825	7,825
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,428
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,462
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,259
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,620
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,768
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,408
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,790
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,284
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,751
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	17,195	17,524
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	25,000	6,675
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	4,500	4,405
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,919
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.150%	9/1/16	2,100	2,100
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,549
				2,112,849
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,498
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,502
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,339
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,579
				8,918

Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	984

Total Tax-Exempt Municipal Bonds (Cost $1,961,194)				2,122,751
Total Investments (99.2%) (Cost $1,961,194)				2,122,751
Other Assets and Liabilities-Net (0.8%)				17,901
Net Assets (100%)				2,140,652

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $5,635,000, representing 0.3% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2016.
3 Securities with a value of $561,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

New Jersey Long-Term Tax-Exempt Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,122,751	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	(10)	2,122,751	—
1 Represents variation margin on the last day of the reporting period.

New Jersey Long-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2016	15	2,556	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2016, the cost of investment securities for tax purposes was $1,961,806,000. Net unrealized appreciation of investment securities for tax purposes was $160,945,000, consisting of unrealized gains of $163,657,000 on securities that had risen in value since their purchase and $2,712,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
New Jersey (100.3%)
Bergen County NJ GO	3.000%	10/15/16	4,000	4,012
Branchburg Township NJ BAN	2.000%	10/7/16	2,505	2,508
Burlington County NJ BAN	2.000%	5/16/17	10,000	10,091
Burlington County NJ Bridge Commission
Revenue	2.000%	12/1/16	12,900	12,942
Burlington County NJ Bridge Commission
Revenue	2.000%	4/26/17	16,500	16,626
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.590%	9/7/16 LOC	46,500	46,500
Chatham Borough NJ BAN	2.000%	2/17/17	5,200	5,231
Cliffside Park NJ BAN	2.000%	7/21/17	4,876	4,932
Clifton NJ BAN	2.000%	10/12/16	7,532	7,546
Cranford NJ BAN	2.000%	1/27/17	4,850	4,877
Cranford NJ BAN	2.000%	5/19/17	9,000	9,078
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.600%	9/7/16 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.570%	9/7/16 LOC	6,600	6,600
East Hanover Township NJ BAN	2.000%	8/18/17	8,440	8,538
Essex County NJ BAN	2.000%	9/16/16	7,000	7,004
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.600%	9/7/16 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.570%	9/7/16 LOC	9,690	9,690
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.570%	9/7/16 LOC	16,745	16,745
Fair Lawn NJ BAN	2.000%	9/16/16	9,019	9,025
Freehold Township NJ BAN	2.000%	11/18/16	4,139	4,152
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.150%	9/1/16	21,085	21,085
1 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	0.600%	9/7/16	2,775	2,775
Hudson County NJ Improvement Authority
Pooled Revenue	1.750%	11/11/16	2,951	2,957
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/19/17	7,550	7,616
Hudson County NJ Improvement Authority
Revenue	2.000%	6/27/17	5,800	5,857
Mahwah Township NJ BAN	2.000%	10/7/16	2,900	2,905
Mercer County NJ BAN	2.000%	9/1/16	13,000	13,000
Mercer County NJ BAN	2.000%	8/30/17	10,000	10,131
Monmouth County NJ GO	4.000%	1/15/17	6,655	6,745
Monmouth County NJ Improvement Authority
Lease Revenue (Pooled Equipment Lease)	2.000%	10/1/16	2,185	2,188

Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/16	1,000	1,009
Monroe Township NJ BAN	2.000%	8/3/17	5,000	5,057
2 Moorestown Township NJ BAN	2.000%	8/31/17	5,000	5,060
Morristown NJ BAN	2.250%	6/9/17	4,005	4,049
Mount Laurel Township NJ BAN	1.500%	3/8/17	4,360	4,378
Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,914
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	1,000	1,009
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.560%	9/7/16 LOC	8,700	8,700
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.450%	9/7/16	5,965	5,965
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.570%	9/7/16 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.620%	9/1/16 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.650%	9/7/16 LOC	3,000	3,000
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.660%	9/7/16 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	8,675	8,786
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/17 (ETM)	1,045	1,069
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.150%	9/1/16	9,950	9,950
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.510%	9/1/16	22,850	22,850
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.660%	9/1/16	23,500	23,500
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.600%	9/7/16	20,600	20,600
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.600%	9/7/16	15,925	15,925
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	3,000	3,111
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.560%	9/7/16	3,330	3,330
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.590%	9/7/16	4,330	4,330
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.560%	9/7/16 LOC	12,500	12,500
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/16	2,225	2,225
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/16 (ETM)	5	5
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.560%	9/7/16	4,530	4,530

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.580%	9/7/16 LOC	14,500	14,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.590%	9/7/16 LOC	15,585	15,585
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.570%	9/7/16 LOC	8,350	8,350
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.570%	9/7/16 LOC	10,100	10,100
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.570%	9/7/16 LOC	11,900	11,900
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.570%	9/7/16 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.590%	9/7/16 LOC	21,540	21,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.570%	9/7/16 LOC	5,540	5,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.570%	9/7/16 LOC	4,275	4,275
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.550%	9/7/16 LOC	5,380	5,380
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.540%	9/7/16 LOC	5,200	5,200
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.540%	9/7/16 LOC	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.550%	9/7/16 LOC	12,410	12,410
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.550%	9/7/16 LOC	2,200	2,200
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.570%	9/7/16 LOC	16,500	16,500
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.570%	9/7/16 LOC	9,985	9,985
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.510%	9/1/16 LOC	20,350	20,350
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.600%	9/1/16 LOC	3,700	3,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.550%	9/7/16 LOC	5,130	5,130
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.570%	9/7/16 LOC	10,700	10,700
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	2,000	2,022
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.590%	9/7/16	3,505	3,505

1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.630%	9/7/16 LOC	16,395	16,395
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.630%	9/7/16 LOC	3,155	3,155
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.710%	9/7/16	26,985	26,985
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.870%	9/7/16	1,070	1,070
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	0.480%	9/1/16	19,500	19,494
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.590%	9/7/16 LOC	33,700	33,700
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.640%	9/7/16 LOC	6,715	6,715
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.600%	9/7/16	1,195	1,195
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.620%	9/7/16	24,285	24,285
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.620%	9/7/16	8,765	8,765
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	4,895	4,970
North Bergen Township NJ BAN	2.000%	3/31/17	6,502	6,547
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.670%	9/7/16 LOC	10,000	10,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.670%	9/7/16 LOC	44,300	44,300
Ocean County NJ GO	4.000%	10/1/16	775	777
Paramus Borough NJ BAN	2.000%	2/17/17	13,990	14,077
Parsippany-Troy Hills Township NJ BAN	2.000%	9/23/16	20,300	20,318
Port Authority of New York & New Jersey
Revenue CP	0.470%	9/8/16	11,765	11,765
Port Authority of New York & New Jersey
Revenue CP	0.480%	9/12/16	8,670	8,670
Port Authority of New York & New Jersey
Revenue CP	0.480%	9/19/16	1,330	1,330
Port Authority of New York & New Jersey
Revenue CP	0.470%	10/5/16	16,480	16,480
Port Authority of New York & New Jersey
Revenue CP	0.520%	10/5/16	2,825	2,825
Port Authority of New York & New Jersey
Revenue CP	0.470%	10/12/16	4,680	4,680
Port Authority of New York & New Jersey
Revenue CP	0.500%	11/1/16	15,750	15,750
Port Authority of New York & New Jersey
Revenue CP	0.580%	11/8/16	11,065	11,065
Port Authority of New York & New Jersey
Revenue CP	0.590%	11/14/16	11,245	11,245
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.590%	9/7/16	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.590%	9/7/16	1,170	1,170
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.590%	9/7/16	6,960	6,960

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.600%	9/7/16	1,000	1,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.600%	9/7/16	2,100	2,100
Princeton NJ BAN	1.500%	12/15/16	9,000	9,025
Princeton University New Jersey CP	0.430%	10/6/16	8,100	8,100
Rockaway NJ BAN	2.000%	11/18/16	5,012	5,028
Roseland NJ BAN	2.000%	5/10/17	6,365	6,412
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.570%	9/7/16	14,800	14,800
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.580%	9/7/16	2,400	2,400
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.590%	9/7/16	11,780	11,780
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.590%	9/7/16	6,700	6,700
Rutgers State University New Jersey Revenue
VRDO	0.390%	9/1/16	19,650	19,650
Secaucus NJ BAN	2.000%	1/6/17	2,221	2,230
Secaucus NJ BAN	2.000%	8/10/17	4,620	4,673
Somerset County NJ BAN	2.000%	9/22/16	5,000	5,005
Sussex County NJ BAN	2.250%	6/28/17	4,301	4,355
Sussex County NJ GO	2.000%	9/23/16	3,375	3,378
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.150%	9/1/16	20,320	20,320
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.150%	9/1/16	19,770	19,770
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.610%	9/7/16	4,015	4,015
Washington Township NJ BAN	2.000%	4/25/17	2,900	2,924
West Windsor Township NJ BAN	1.500%	11/10/16	3,180	3,185
Woodbridge Township NJ BAN	2.000%	8/18/17	12,555	12,714
Woodbridge Township NJ BAN	3.000%	8/18/17	5,000	5,111
				1,210,443
Total Tax-Exempt Municipal Bonds (Cost $1,210,443)				1,210,443
Total Investments (100.3%) (Cost $1,210,443)				1,210,443
Other Assets and Liabilities-Net (-0.3%)				(3,732)
Net Assets (100%)				1,206,711

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $195,400,000, representing 16.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2016.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.

New Jersey Tax-Exempt Money Market Fund

PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

New Jersey Tax-Exempt Money Market Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 17, 2016
VANGUARD NEW JERSEY TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 17, 2016

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.